Cover	Jul. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000882835
Document Type	8-K
Document Period End Date	Jul. 21, 2023
Entity Registrant Name	ROPER TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12273
Entity Tax Identification Number	51-0263969
Entity Address, Address Line One	6901 Professional Parkway, Suite 200
Entity Address, City or Town	Sarasota,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34240
City Area Code	941
Local Phone Number	556-2601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ROP
Security Exchange Name	NASDAQ